CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Restricted Stock - Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 7,212,313	$ 24,535,683	$ 51,302,025	$ (210,993)	$ 376,127	$ 83,215,155
Balance (in shares) at Dec. 31, 2008		7,212,313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Preferred Stock	27,215,218		784,782				28,000,000
Issuance of Restricted Stock		18,850	132,421		(151,271)		0
Issuance of Restricted Stock (in shares)		18,850
Forfeiture of Restricted Stock		(2,000)	(14,050)		16,050		0
Forfeiture of Restricted Stock (in shares)		(2,000)
Tax Loss on Restricted Stock			(45,923)				(45,923)
Amortization of Unearned Compensation					187,666		187,666
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(475,936)	(475,936)
Accretion of Fair Value of Warrant	141,746			(141,746)			0
Dividends on Preferred Shares				(1,365,000)			(1,365,000)
Dividends on Common Stock				(1,057,464)			(1,057,464)
Net Income (Loss)				(19,183,874)			(19,183,874)
Balance at Dec. 31, 2009	27,356,964	7,229,163	25,392,913	29,553,941	(158,548)	(99,809)	89,274,624
Balance (in shares) at Dec. 31, 2009		7,229,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock		1,216,545	3,861,710				5,078,255
Issuance of Common Stock (in shares)		1,216,545
Forfeiture of Restricted Stock		(2,750)	(27,570)		30,320		0
Forfeiture of Restricted Stock (in shares)		(2,750)
Tax Loss on Restricted Stock			(55,966)				(55,966)
Amortization of Unearned Compensation					87,434		87,434
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(499,980)	(499,980)
Accretion of Fair Value of Warrant	148,946			(148,946)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income (Loss)				474,216			474,216
Balance at Dec. 31, 2010	27,505,910	8,442,958	29,171,087	28,479,211	(40,794)	(599,789)	92,958,583
Balance (in shares) at Dec. 31, 2010		8,442,958
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Restricted Stock		(3,700)	(25,993)		29,693		0
Forfeiture of Restricted Stock (in shares)		(3,700)
Amortization of Unearned Compensation					11,101		11,101
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						2,509,531	2,509,531
Accretion of Fair Value of Warrant	156,566			(156,566)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income (Loss)				2,533,595			2,533,595
Balance at Dec. 31, 2011	$ 27,662,476	$ 8,439,258	$ 29,145,094	$ 29,456,240	$ 0	$ 1,909,742	$ 96,612,810
Balance (in shares) at Dec. 31, 2011		8,439,258